Accounts receivable	12 Months Ended
Mar. 31, 2012
Accounts receivable
5.	Accounts receivable

Changes in the allowances for uncollectible accounts receivables are as follows:

	As of March 31,
	2010		2011		2012
	(In millions)

Beginning balance	Rs.	3,218	Rs.	2,502	Rs.	2,452	US$	48
Additional allowances for the year		2,284		974		1,070		21
Recoveries		(1,461)		(490)		(423)		(8)
Uncollectible receivables written off		(1,396)		(527)		—		—
Foreign currency translation adjustment		(143)		(7)		168		3

Ending balance	Rs.	2,502	Rs.	2,452	Rs.	3,267	US$	64

The Company has customer concentration risk, as disclosed in the table below showing the aggregated accounts receivable for five largest customers as of March 31, 2011 and 2012, respectively. Tata Communications’ exposure to other customers is diversified, and no other single customer has more than 1.7% and 1.8% of outstanding accounts receivable at March 31, 2011 and 2012 respectively.

Balances due from major customers are as follows:

	As of March 31, 2011
	(In millions, except percentages)
Customer H	Rs.	2,022	10%
Customer Q		780	4%
Customer G		481	3%
Customer P		352	2%
Customer R		342	2%
Others		15,249	79%

Total	Rs.	19,226	100%

	As of March 31, 2012
	(In millions, except percentages)
Customer H	Rs.	2,958	US$	58	11%
Customer F		1,349		27	5%
Customer Q		808		16	3%
Customer G		613		12	2%
Customer C		464		9	2%
Others		20,020		393	77%

Total	Rs.	26,212	US$	515	100%